Finance Costs - Summary of Finance Costs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Analysis of income and expense [abstract]
Interest on bank loans	$ 208,486	$ 7,034	$ 157,254	$ 146,003
Interest on lease payable	708	24	212
Less: Amounts capitalized in qualifying assets	(18,769)	(633)	(12,921)	(19,382)
Interest expense	190,425	6,425	144,545	126,621
Finance expense	26,858	906	34,571	15,890
Finance cost net	$ 217,283	$ 7,331	$ 179,116	$ 142,511